Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Operating activities
Net income	$ 152,665		$ 94,437		$ 138,080
Adjustment to reconcile net income to net cash provided by operating activities
Depreciation and amortization	245,682		187,426		186,326
Provision for doubtful accounts	2,348		797		2,778
Unearned compensation expense	5,409		5,837		3,745
Allowance for equity funds used during construction	(15,397)		(14,159)		(8,320)
Loss on risk management assets and liabilities, net	10,180		0		0
Deferred lease revenue	(8,439)		0		0
Deferred income taxes	40,081		6,543		(41,966)
Deferred fuel costs	11,132		(18,549)		11,909
Cash surrender value of company-/trust-owned life insurance	(5,705)		2,726		(5,892)
Changes in assets and liabilities
Accounts receivable	(9,532)		3,123		(25,584)
Accounts receivable, affiliate	(1,041)		635		(622)
Unbilled revenue	2,107		1,084		(2,129)
Fuel inventory and materials and supplies	18,463		(2,981)		(44,995)
Prepayments	(14,479)		153		2,852
Accounts payable	13,507		18,898		14,705
Accounts payable, affiliate	3,175		0		0
Customer deposits	5,888		13,757		12,381
Provision for merger commitments	(1,848)		(3,273)		(12,971)
Postretirement benefit obligations	(10,981)		4,646		4,884
Regulatory assets and liabilities, net	90		3,032		12,531
Other deferred accounts	(7,147)		(9,748)		(8,380)
Taxes accrued	(3,619)		20,976		23,118
Interest accrued	3,173		1,124		(582)
Deferred compensation	1,316		(1,521)		308
Other operating	(6,909)		2,798		3,252
Net cash provided by operating activities	430,119		317,761		265,428
Investing activities
Additions to property, plant, and equipment	(323,791)		(291,061)		(236,932)
Allowance for equity funds used during construction	15,397		14,159		8,320
Proceeds from sale of property, plant, and equipment	739		995		17,499
Reimbursement for property loss	141		1,375		187
Issuance of note receivable	0		(16,800)		0
Return of equity investment in investee	1,100		0		500
Return of investment in company-owned life insurance	3,761		0		0
Return of equity investment in tax credit fund	1,625		2,775		7,502
Payment to acquire business, net of cash received	(814,969)		0		0
Other investing	574		397		(630)
Net cash (used in) provided by investing activities	(1,115,423)		(288,160)		(203,554)
Financing activities
Draws on credit facilities	108,000		0		179,000
Payments on credit facilities	(108,000)		0		(179,000)
Issuances of long-term debt	700,000		50,000		125,000
Repayments of long-term debt	(390,571)		(19,193)		(17,896)
Payment of financing costs	(5,959)		(791)		(463)
Contribution from member	384,900		0		0
Distributions to member	0		(71,350)		(84,065)
Other financing	(557)		(383)		(1,819)
Net cash provided by (used in) financing activities	687,813		(41,717)		20,757
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents	2,509		(12,116)		82,631
Cash, cash equivalents, restricted cash, and restricted cash equivalents at beginning of period	140,086	[1]	152,202		69,571
Cash, cash equivalents, restricted cash, and restricted cash equivalents at end of period	142,595	[1],[2]	140,086	[1]	152,202
Supplementary cash flow information
Interest paid, net of amount capitalized	130,988		124,154		118,009
Supplementary non-cash investing and financing activities
Accrued additions to property, plant, and equipment	16,124		56,450		31,083
Non-cash additions to property, plant, and equipment	52		1,224		3,015
Incurrence of finance lease obligation - barges	$ 0		$ 16,800		$ 0

[1]	Includes cash and cash equivalents of $116,292, current restricted cash and cash equivalents of $11,100, and non-current restricted cash and cash equivalents of $15,203.
[2]	Includes cash and cash equivalents of $110,175, current restricted cash and cash equivalents of $11,241, and non-current restricted cash and cash equivalents of $18,670.